Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (421)		$ (47,790)	$ (57,762)	$ (47,790)
Less: net loss attributable to noncontrolling interest	$ (421)	$ (16,824)		(51,856)	$ (47,790)
Net income attributable to Class A common stockholders				(5,906)
Less: net income attributable to participating securities				(62)
Net income attributable to Class A common stockholders - basic and diluted				(5,844)
Net income attributable to Class A common stockholders - diluted				$ (5,844)
Denominator
Weighted average common stock outstanding				68,734
Less: weighted average unvested earnout shares outstanding				(719)
Weighted average common shares used in diluted computations (in shares)				68,015
Net earnings (loss) per common share attributable to common stockholders:
Basic (in dollars per share)				$ (0.09)
Diluted (in dollars per share)				$ (0.09)